Financial Instruments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments [Line Items]
Working capital	$ 21,384,939
Other variables percentage	1.00%
Net income	$ 2,700
Trade and other receivables	51,340	$ 421,860
Credit loss provision	$ 274,865
Increase (decrease) portfolio	10.00%
Increase (decrease) to net income	$ 31,500
Bolivianos [Member]
Financial Instruments [Line Items]
Other variables percentage	1.00%
Net income	$ 2,600